DERIVATIVE FINANCIAL INSTRUMENTS 4 (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	$ 25,000,000		$ 21,000,000		$ 26,000,000
San Diego Gas and Electric Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	6,000,000		8,000,000		12,000,000
Cash Flow Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	(129,000,000)	[1]	12,000,000	[1]	(33,000,000)	[1]
Gain (loss) reclassified from AOCI into earnings (effective portion)	(20,000,000)	[1]	(20,000,000)	[1]	(15,000,000)	[1]
Cash Flow Hedges | Interest Expense | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	(24,000,000)	[1],[2]	1,000,000	[2]	(22,000,000)	[2]
Gain (loss) reclassified from AOCI into earnings (effective portion)	(21,000,000)	[1],[2]	(11,000,000)	[2]	(9,000,000)	[2]
Cash Flow Hedges | Interest Expense | Interest Rate Contract [Member] | San Diego Gas and Electric Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	(9,000,000)	[2],[3]	8,000,000	[2],[3]	(16,000,000)	[2],[3]
Gain (loss) reclassified from AOCI into earnings (effective portion)	(11,000,000)	[2],[3]	(9,000,000)	[2],[3]	(5,000,000)	[2],[3]
Cash Flow Hedges | Interest Expense | Interest Rate Contract [Member] | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	0	[3]	0	[3]	0	[3]
Gain (loss) reclassified from AOCI into earnings (effective portion)	(1,000,000)	[3]	(1,000,000)	[3]	(2,000,000)	[3]
Cash Flow Hedges | Equity Earnings Before Income Tax [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	(127,000,000)		15,000,000		(10,000,000)
Gain (loss) reclassified from AOCI into earnings (effective portion)	(10,000,000)		(10,000,000)		(6,000,000)
Cash Flow Hedges | Revenues: Energy-Related Businesses [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	19,000,000		(4,000,000)		(1,000,000)
Gain (loss) reclassified from AOCI into earnings (effective portion)	8,000,000		1,000,000		0
Cash Flow Hedges | GainonSaleofAssets [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	3,000,000		0		0
Gain (loss) reclassified from AOCI into earnings (effective portion)	3,000,000		0		0
Fair Value Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	5,000,000	[4]	1,000,000	[4]	9,000,000	[4]
Fair Value Hedges | Interest Expense | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	8,000,000		8,000,000		6,000,000
Fair Value Hedges | Other Income, Net | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(3,000,000)		(7,000,000)		3,000,000
Undesignated Derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(23,000,000)		66,000,000		85,000,000
Undesignated Derivatives | San Diego Gas and Electric Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(11,000,000)		53,000,000		69,000,000
Undesignated Derivatives | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(2,000,000)		1,000,000		(1,000,000)
Undesignated Derivatives | Other Income, Net | Interest Rate and Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(24,000,000)		17,000,000		10,000,000
Undesignated Derivatives | Equity Earnings, Net Of Income Tax [Member] | Interest Rate and Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(5,000,000)		(4,000,000)		0
Undesignated Derivatives | Revenues: Energy-Related Businesses [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	17,000,000		(1,000,000)		7,000,000
Undesignated Derivatives | Cost of Natural Gas, Electric Fuel and Purchased Power [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	3,000,000		0		0
Undesignated Derivatives | Cost of Electric Fuel and Purchased Power [Member] | Commodity Contracts Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(10,000,000)		53,000,000		69,000,000
Undesignated Derivatives | Cost of Electric Fuel and Purchased Power [Member] | Commodity Contracts Subject To Rate Recovery [Member] | San Diego Gas and Electric Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(10,000,000)		53,000,000		69,000,000
Undesignated Derivatives | Cost of Natural Gas [Member] | Commodity Contracts Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	0		0		(2,000,000)
Undesignated Derivatives | Cost of Natural Gas [Member] | Commodity Contracts Subject To Rate Recovery [Member] | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	0		0		(2,000,000)
Undesignated Derivatives | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(4,000,000)		1,000,000		1,000,000
Undesignated Derivatives | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member] | San Diego Gas and Electric Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	(1,000,000)		0		0
Undesignated Derivatives | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member] | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	$ (2,000,000)		$ 1,000,000		$ 1,000,000

[1]	There was $1 million, $1 million and $2 million of hedge ineffectiveness related to these cash flow hedges in 2014, 2013 and 2012, respectively.
[2]	Amounts include Otay Mesa VIE. All of SDG&E’s interest rate derivative activity relates to Otay Mesa VIE.
[3]	There was negligible hedge ineffectiveness related to these cash flow hedges at SDG&E and SoCalGas in 2014, 2013 and 2012.
[4]
There were gains of $9 million from hedge ineffectiveness in 2014. All other changes in the fair values of the interest rate swap agreements are exactly offset by changes in the fair value of the underlying long-term debt and recorded in Other Income, Net. There was no hedge ineffectiveness in 2013 and 2012.